Note 5 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
5.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following at:

(In thousands)	December 31, 2024	December 31, 2023
Accrued litigation and settlements	$—	$448
Accrued bonuses and compensation	1,780	865
Accrued consulting and outside services	463	360
Total	$2,243	$1,673